Trade Receivables and Contract Assets - Summary of Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables And Contract Assets [Abstract]
Trade receivables	€ 218,695	€ 171,803
Allowance for expected credit losses	(5,961)	(6,544)	€ (7,696)
Total trade receivables	€ 212,734	€ 165,259
Expected credit loss rate	2.70%	3.80%